Share-Based Payments - Summary of Omnibus stock plan (Details)	12 Months Ended
	Dec. 31, 2025 shares EquityInstruments $ / shares	Dec. 31, 2024 shares EquityInstruments $ / shares	Dec. 31, 2023 EquityInstruments shares $ / shares
Performance Share Units | Executive Omnibus Plan
Share-based payments
Unvested beginning balance | shares	1,350,014	145,900
Granted (Number of shares) | shares	704,654	1,283,909	145,900
Vested (Number of shares) | shares	(114,205)
Forfeited (Number of shares) | shares		(79,795)
Unvested ending balance | shares	1,940,463	1,350,014	145,900
Unvested shares, beginning value (Weighted average grant date Fair Value)	$ 12.59	$ 11.4
Granted (Weighted average grant date Fair Value)	26.35	12.72	$ 11.4
Vested (Weighted average grant date Fair Value)	11.61
Forfeited (Weighted average grant date Fair Value)		12.41
Unvested shares, ending balance (Weighted average grant date Fair Value)	$ 17.14	$ 12.59	$ 11.4
MLB Award
Share-based payments
Granted (Number of shares) | EquityInstruments	1,855,724
Vested (Number of shares) | EquityInstruments	(231,965)
Unvested ending balance | EquityInstruments	1,623,759
Granted (Weighted average grant date Fair Value)	$ 19.13
Vested (Weighted average grant date Fair Value)	19.13
Unvested shares, ending balance (Weighted average grant date Fair Value)	$ 19.13
2021 Plan | Restricted share units
Share-based payments
Unvested beginning balance | EquityInstruments	9,831,995	6,556,980	3,661,754
Granted (Number of shares) | EquityInstruments	2,348,946	6,527,305	5,162,678
Vested (Number of shares) | EquityInstruments	(3,297,751)	(2,024,893)	(1,400,697)
Forfeited (Number of shares) | EquityInstruments	(263,203)	(1,227,397)	(866,755)
Unvested ending balance | EquityInstruments	8,619,987	9,831,995	6,556,980
Unvested shares, beginning value (Weighted average grant date Fair Value)	$ 11.57	$ 12.66	$ 14.69
Granted (Weighted average grant date Fair Value)	22.28	11.05	11.5
Vested (Weighted average grant date Fair Value)	12.2	12.81	13.51
Forfeited (Weighted average grant date Fair Value)	13.88	12.56	13.1
Unvested shares, ending balance (Weighted average grant date Fair Value)	$ 14.12	$ 11.57	$ 12.66